Victory Tax Exempt Intermediate-Term Fund Expense Example - Victory Tax Exempt Intermediate-Term Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	634
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	$ 1,248